Financial risk management - Maturities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities
Bank borrowings carrying amount	€ 24,070	€ 23,142
Lease liabilities.	3,210	3,124
Trade payables carrying amount	2,594	1,956
Liquidity risk
Financial liabilities
Bank borrowings carrying amount	24,078	23,152
Lease liabilities.	3,210	3,124
Trade payables carrying amount	2,594	1,956
Total carrying amount	29,882	28,232
Bank borrowings contractual cash flow	(31,042)	(31,280)
Lease liability contractual cash flow	(3,704)	(3,715)
Trade payables contractual cash flow	(2,594)	(1,956)
Total contractual cash flow	(37,340)	(36,951)
Liquidity risk | 2 months or less
Financial liabilities
Bank borrowings contractual cash flow	(109)	(295)
Lease liability contractual cash flow	(76)	(71)
Trade payables contractual cash flow	(2,594)	(1,956)
Total contractual cash flow	(2,779)	(2,322)
Liquidity risk | 2 to 12 months
Financial liabilities
Bank borrowings contractual cash flow	(15,363)	(25,236)
Lease liability contractual cash flow	(659)	(341)
Total contractual cash flow	(16,022)	(25,577)
Liquidity risk | 1 to 3 years
Financial liabilities
Bank borrowings contractual cash flow	(1,528)	(915)
Lease liability contractual cash flow	(1,472)	(1,627)
Total contractual cash flow	(3,000)	(2,542)
Liquidity risk | 3 to 5 years
Financial liabilities
Bank borrowings contractual cash flow	(10,595)	(625)
Lease liability contractual cash flow	(678)	(637)
Total contractual cash flow	(11,273)	(1,262)
Liquidity risk | More than 5 years
Financial liabilities
Bank borrowings contractual cash flow	(3,447)	(4,209)
Lease liability contractual cash flow	(819)	(1,039)
Total contractual cash flow	€ (4,266)	€ (5,248)